Intangible assets, net (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Amortization of intangible assets	$ 1,327,914	$ 1,381,536	$ 2,610,050	$ 27,625,671	$ 5,550,882	$ 5,440,908
Loss on impairment of long-lived assets					6,710,200	412,450
Goodwill impairment loss					6,710,200
Software development costs	35,259,473		35,259,473		34,547,050	34,547,050
Software and Software Development Costs [Member]
Finite-Lived Intangible Assets [Line Items]
Software development costs	$ 476,850		476,850		476,850	$ 476,850
Tin Bu LLC [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill written off			5,650,000		5,650,000
Global Gaming Enterprises, Inc. [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill written off			$ 1,060,200		1,060,200
Impairment of intangible asset					798,800
Global Gaming Enterprises, Inc. [Member] | Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible asset					488,300
Global Gaming Enterprises, Inc. [Member] | Technology-Based Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible asset					$ 311,500